Consolidated Statements of Shareholders' Equity - USD ($)		Common Stock [Member]		Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2020		$ 13,125	[1]	$ (13,125)	$ 1,282	$ 993,862	$ 995,144
Balance, shares at Sep. 30, 2020	[1]	13,125,000
Net income			[1]			564,758	564,758
Balance at Sep. 30, 2021		$ 13,125	[1]	(13,125)	1,282	1,558,620	1,559,902
Balance, shares at Sep. 30, 2021	[1]	13,125,000
Net income			[1]			810,227	810,227
Capital injection from a shareholder			[1]		126,923		126,923
Dividends declared			[1]			(1,597,909)	(1,597,909)
Balance at Sep. 30, 2022		$ 13,125	[1]	(13,125)	128,205	770,938	899,143
Balance, shares at Sep. 30, 2022	[1]	13,125,000
Net income			[1]			1,077,392	1,077,392
Dividends declared			[1]			(1,474,359)	(1,474,359)
Balance at Sep. 30, 2023		$ 13,125	[1]	$ (13,125)	$ 128,205	$ 373,971	$ 502,176
Balance, shares at Sep. 30, 2023	[1]	13,125,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.